Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of loss before tax and provision for income tax benefit
	2018	2017
Loss before tax
United States	$(13,139,622)	$(841,323)
PRC/Hong Kong/Singapore	(15,323,706)	(10,018,994)
	$(28,463,328)	$(10,860,317)

Deferred tax benefit of net operating loss
United States	$-	$-
PRC/Hong Kong/Singapore	-	-
	$-	$-
Deferred tax benefit other than benefit of net operating loss
United States	$40,244	$-
PRC/Hong Kong	-	-
Total income tax benefit	$40,244	$-

Schedule of reconciliation of expected income tax
	2018	2017
U. S. statutory income tax rate	21%	34%
Non-deductible expenses:
Non-deductible stock awards	(1.2)%	0.0%
Waiver of intercompany loan related to ZHV disposal	0.0%	14.7%
Others	(0.9)%	(2.9)%
Non-deductible interest expenses	(0.6)%	(0.4)%
Non-taxable change in fair value warrant liabilities	0.0)%	(0.4)%
Increase in valuation allowance	(18.4)%	(21.6)%
Tax rate differential	0.1%	(23.4)%
Effective income tax rate	0.0%	0.0%

Schedule of components of deferred tax assets and liabilities
	2018	2017
U.S. NOL	$7,977,213	$6,152,242
Foreign NOL	6,406,052	5,365,437
Accrued payroll and expense	131,867	132,812
Nonqualified options	780,800	760,213
Others	171,819	30,040

Total deferred tax assets	$15,467,751	$12,440,744
Less: valuation allowance	$(15,467,751)	$(12,440,744)